Securities Act Registration No. 33-43446
Investment Company Act Registration No. 811-6444


SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF
1933
	Pre-Effective Amendment No.				[
]
   	Post-Effective Amendment No. 32 		[X]

and/or
REGISTRATION STATEMENT UNDER
	THE INVESTMENT COMPANY ACT OF 1940		[X]
AMENDMENT NO. 32     					[X]
	__________________
Smith Barney Investment Trust
(a Massachusetts Business Trust)
(Exact Name of Registrant as Specified in Charter)
7 World Trade Center, 39th Floor
New York, New York  10048
(Address of Principal Executive Offices)
(212) 783-0693
(Registrants Telephone Number, including Area Code)
Christina T. Sydor, Secretary
Smith Barney Investment Trust
7 World Trade Center, 39th Floor
New York, New York  10048
(Name and Address of Agent for Service)
_____________________

Approximate Date of Proposed Public Offering:
Continuous.
It is proposed that this filing will become effective
(check appropriate box):
[ ]	Immediately upon filing pursuant to paragraph (b)
of Rule 485
[ ]	on (date) pursuant to paragraph (b)
	of Rule 485
[XX]	60 days after filing pursuant to paragraph (a)(1)
of Rule 485
[  ]	On (date) pursuant to paragraph (a)(1) of Rule 485
[  ]	75 days after filing pursuant to paragraph (a)(2)
of rule 485
[  ]	On (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:
[XX]	This post-effective amendment designates
a new effective date for a previously filed post effective amendment.

Title of Securities Being Registered: Shares of
Beneficial

PART A - PROSPECTUS FOR SMITH BARNEY EMERGING GROWTH FUND


The Prospectus for Class A, Class B, Class L and Class Y shares of the Smith Barney Emerging Growth Fund of
Smith Barney Investment Trust (the "Fund") is incorporated by reference to Part A of Post-Effective Amendment No. 31 to the Fund's Registration Statement filed on December 5, 2000
(Accession No. 91155-00-700).


PART B - STATEMENT OF ADDITIONAL INFORMATION FOR SMITH BARNEY
EMERGING GROWTH FUND



The Statement of Additional Information for Class A, Class B, Class L and Class Y shares of the Smith Barney Emerging Growth Fund is incorporated by reference to Part B of Post-Effective Amendment No.31 to the Fund's Registration Statement filed on December 5, 2000 (Accession No. 91155-00-700).


PART C - OTHER INFORMATION

Item 23. Exhibits

	Unless otherwise noted, all references are to the Registrants Registration Statement on Form N-1A
(the Registration Statement) as filed with the Securities and Exchange
Commission (SEC) on October 21, 1991 (File Nos.
33-43446 and 811-6444).

	(a)(1) Registrant's Master Trust Agreement dated
October 17, 1991 and Amendments to the Master Trust
Agreement dated November 21, 1991 and July 30,1993, respectively, are incorporated by reference to Post-
Effective Amendment No. 4 to the Registration
Statement filed on January 28, 1994 (Post-Effective
Amendment No. 4).

	(a)(2) Amendments to the Master Trust Agreement dated October 14, 1994 and November 7, 1994, respectively, are incorporated by reference to the Registration Statement filed on Form N-14 on January
6, 1995 (the N-14).

	(a)(3) Amendments to the Master Trust Agreement dated July 20, 1995 and August 10, 1995 are incorporated by reference to Post-Effective Amendment
No. 9 to the Registration Statement filed on August
29, 1995 (Post-Effective Amendment No. 9).

	(a)(4) Amended and Restated Master Trust Agreement dated February 28, 1998 is incorporated by reference to Post Effective Amendment No. 18 to the Registration
Statement filed on March 30, 1998 (Post-
Effective Amendment No, 18)

	(a)(5) Amendment No. 1 to the First Amended and
Restated
Master Trust Agreement dated June 1, 1998 is incorporated by reference to Post-Effective Amendment
No.20 to the
Registration Statement filed on June 26, 1998.

	(a)(6) Amendment No. 2 to the First Amended and
Restated Master
Trust Agreement dated October 16, 1998 is incorporated by reference to Post-Effective Amendment No.21 to the Registration
Statement
filed on November 12, 1998.

	(a)(7) Amendment No.3 to the First Amended and
Restated Master Trust Agreement dated February 28, 1998 is incorporated by reference to Post-Effective Amendment
No. 29 to the Registration Statement filed on April 25,
2000 (Post-Effective Amendment No. 29).

(a)(8) Amendment No.4 to the First Amended and
Restated Master Trust Agreement dated February 28, 1998 is incorporated by reference to Post-Effective Amendment
No. 30 to the Registration Statement filed on August 16, 2000 (Post-Effective Amendment No. 30).

(a)(9) Amendment No.5 to the First Amended and
Restated Master Trust Agreement dated February 28, 1998 is incorporated by reference to Post-Effective
Amendment No. 30.

	(a)(10)  Amendment No. 6 to the First Amended and
Restated Master Trust Agreement dated February 28, 1998 is filed herein.


(b) Registrant's by-laws are incorporated by reference to the Registration Statement.

	(c)(1) Registrant's form of stock certificate for Smith Barney S&P 500 Index Fund is incorporated by reference to Post-Effective Amendment No. 16 to the Registration Statement filed on December 29, 1997.

	(c)(2) Registrant's form of stock certificate for Smith Barney Large Capitalization Growth Fund is incorporated by reference to Post-Effective Amendment
No.17 to the Registration Statement filed on February 20, 1998 (Post-Effective Amendment No. 17).

 	(c)(3) Registrant's form of stock certificate for Smith Barney Mid Cap Blend Fund is incorporated by reference to Post-Effective Amendment No. 22 to the Registration Statement filed on January 28, 1999
(Post-Effective Amendment No. 22).

	(d)(1)  Investment Advisory Agreement between
the Registrant and
Greenwich Street Advisors dated July 30, 1993 is incorporated by reference to Post-Effective Amendment
No. 3 to the Registration Statement filed on December
1, 1993 (Post-Effective Amendment No. 3).

	(d)(2) Transfer of Investment Advisory Agreement dated November 7, 1994 between the Registrant on behalf of Smith Barney Intermediate Maturity
California Municipals Fund, Greenwich Street Advisors and Mutual Management Corp. is incorporated by reference to the N-14.

	(d)(3)  Form of Transfer of Investment Advisory
Agreement for Smith Barney Limited Maturity
Municipals Fund, Smith Barney Intermediate Maturity
New York Municipals Fund and Smith Barney Limited
Maturity Treasury Fund is incorporated by reference to Post-Effective Amendment No. 6 to the Registration
Statement filed on January 27, 1995 (Post-Effective
Amendment No. 6).

	(d)(4)  Form of Investment Advisory Agreement
between the Registrant on behalf of Smith Barney S&P
500 Index Fund and Travelers Investment
Management Company dated December 11, 1997 is incorporated by reference to Post Effective Amendment
No. 15 to the Registration Statement
filed on December 12, 1997.

	(d)(5)  Form of Investment Management Agreement
between the Registrant on behalf of Smith Barney
Large Capitalization Growth Fund and Mutual
Management Corp.("MMC") (f/k/a Smith Barney Mutual Funds
Management Inc.) is incorporated by reference to Post-Effective Amendment No. 17 to the Registration
Statement filed on February 20,1998 (Post-Effective
Amendment No. 17)

(d)(6) Form of Investment Management Agreement
between Smith Barney Mid Cap Blend Fund and MMC
is incorporated by reference to Post-Effective Amendment
No. 17 to the Registration Statement filed on February
20,1998
(Post-Effective Amendment No. 17)

	(e)(1)  Distribution Agreement between the
Registrant and Smith Barney Shearson Inc. dated July
30, 1993 is incorporated by reference to Post-
Effective Amendment No. 3.

	(e)(2)  Form of Distribution Agreement between the
Registrant on behalf of Smith Barney S&P 500 Index
Fund and PFS Distributors is incorporated by reference to Post-Effective Amendment No. 10.

	(e)(3) Distribution Agreement between the
Registrant
and CFBDS, Inc. dated October 8, 1998 is incorporated by reference to Post-Effective Amendment No.21 to the Registration
Statement
Filed on November 12, 1998.

	(e)(4) Selling Group Agreement between CFBDS Inc.
and
Salomon Smith Barney is incorporated by reference to Post-Effective
Amendment No. 24 to the Registration Statement filed on
March 30, 1999
(Post-Effective Amendment No.24).


	(e)(5) Form of Third Party Feeder Agreement between the
Registrant, CFBDS Inc. and Barclays Global Fund Advisors on behalf of the Smith Barney U.S. 5000 Index Fund and EAFE
Index Fund
is incorporated by reference to Post-Effective Amendment
No. 29.

	(e)(6)	Form of Distribution Agreement with Salomon
Smith Barney Inc. is incorporated by reference to Post-Effective Amendment No. 30.

	(e)(7)	Form of Distribution Agreement with PFS
Distributors, Inc. is incorporated by reference to Post-Effective Amendment No. 30.

	(e)(8)Form of Third Party Feeder Agreement between the Registrant, Salomon Smith Barney Inc. and Master Investment
Portfolio on behalf of the Smith Barney U.S. 5000 Index Fund, and EAFE Index Fund is incorporated by reference to Post-Effective Amendment No. 30.

	(f)  Not Applicable.

	(g)(1)  Form of Custody Agreement with PNC Bank,
National Association, is incorporated by reference to Post-Effective Amendment No. 9.

	(g)(2)  Form of Custodian Agreement with Investors
Bank & Trust Company is incorporated by reference to Post-Effective Amendment No. 29.


	(h)(1)  Administration Agreement between the
Registrant on behalf of Smith Barney Intermediate
Maturity California Municipals Fund and Smith Barney
Advisers, Inc. (SBA) is incorporated by reference to the N-14.

	(h)(2) Form of Administration Agreement between the Registrant on behalf of Smith Barney Limited
Maturity Municipals Fund and Smith Barney
Intermediate Maturity New York Municipals Fund and
SBA is incorporated by reference to Post-Effective
Amendment No. 6.

	(h)(3) Form of Administration Agreement between the Registrant on behalf of Smith Barney S&P 500
Index Fund and MMC is incorporated by reference to Post Effective Amendment No. 15.

	(h)(4)  Transfer Agency Agreement with First Data
Investor Services Group, Inc. is incorporated by reference to Post-Effective Amendment No. 3.

	(h)(5)  Form of Sub-Transfer Agency Agreement
between the Registrant on behalf of Smith Barney S&P
500 Index Fund and PFS Shareholder Services is incorporated by reference to Post-Effective Amendment
No. 10.

	(h)(6) Form of Administration Agreement between the Registrant on behalf of Smith Barney U.S. 5000 Index
Fund ("U.S. 5000 Index Fund") and SSB Citi Fund
Management LLC ("SSB Citi") is incorporated by reference to
Post-Effective Amendment No. 26 to the Registration
Statement
filed on October 13, 1999 (Post-Effective Amendment No.
26).

	(h)(7) Form of Administration Agreement between the Registrant on behalf of Smith Barney EAFE Index Fund
("EAFE Index Fund") and SSB Citi is incorporated by reference to Post-Effective Amendment No. 26.

(h)(8) Transfer Agency Agreement dated October 1, 1999 between the Registrant and Citi Fiduciary Trust Company f/k/a Smith Barney Private Trust Company) is incorporated by reference to Post-Effective Amendment No. 30.


(h)(9) Sub-Transfer Agency Agreement dated October 1, 1999 between Citi Fiduciary Trust Company ( f/k/a Smith Barney
Private Trust Company) and First Data Investor Services Group,
Inc. is incorporated by reference to Post-Effective
Amendment No. 30.

	(i) Opinion of counsel regarding legality of shares being registered is incorporated by reference to Pre-
Effective Amendment No. 1 to the Registration
Statement filed on December 6, 1991.

	(i)(2) Legal Counsel's consent is incorporated by reference to Post-Effective Amendment No. 24.


(j)	Auditor's consent is filed herein.

	(k)  Not Applicable.

	(l) Purchase Agreement between the Registrant and Shearson Lehman Brothers Inc. is incorporated by reference to Pre-Effective Amendment No. 1.

	(m)(1)  Amended Service and Distribution Plan
pursuant to Rule 12b-1 between the Registrant on behalf of Smith Barney Intermediate Maturity
California Municipals Fund and Smith Barney Inc. is incorporated by reference to the N-14.

	(m)(2) Form of Amended Service and Distribution
Plan pursuant to Rule 12b-1 between the Registrant on behalf of Smith Barney Limited Maturity Municipals
Fund and Smith Barney Intermediate Maturity New York
Municipals Fund and Smith Barney Inc. is incorporated by reference to Post-Effective Amendment No. 6.

	(m)(3)  Form of Shareholder Services and
Distribution Plan pursuant to Rule 12b-1 between the Registrant on behalf of Smith Barney S&P 500 Index
Fund is incorporated by reference to Post Effective
Amendment No. 15.

	(m)(4) Form of Service and Distribution Plan pursuant to Rule 12b-1 between the Registrant on behalf of the Fund and Smith Barney Large Capitalization Growth
Fund is incorporated by reference to Post
Effective Amendment No. 17 to the Registration
Statement filed on February 20, 1998 (Post-Effective
Amendment
No. 17).

	(m)(5) Form of Amended and Restated
Service and Distribution Plan
pursuant to Rule 12b-1 between the Registrant on behalf of the Funds is incorporated by reference to Post-Effective Amendment No. 22.

	(m)(6) Form of Shareholder Services Plan pursuant to Rule 12b-1 between the Registrant on behalf of the U.S. 5000 Index Fund and Salomon
Smith Barney Inc. is incorporated by reference to Post-Effective Amendment No. 26.

	(m)(7) Form of Shareholder Services Plan pursuant to Rule 12b-1 between the Registrant on behalf of the EAFE Index Fund and Salomon
Smith Barney Inc. is incorporated by reference to Post-Effective Amendment No. 26.

(m)(8) Form of Amended and Restated Shareholder
Services and Distribution Plan pursuant to Rule 12b-1 of Registrant is incorporated by reference to Post-Effective Amendment No. 30.

(n) Financial Data Schedules are incorporated by reference to Post-Effective Amendment No. 30.


	(o)(1) Plan adopted pursuant to Rule 18f-3(d) of the Investment Company Act of 1940, as amended, is incorporated by reference to Post-Effective Amendment
No. 10.

(o)(2) Rule 18f-3(d) Multiple Class Plan of the
Registrant
is incorporated by reference to Post-Effective Amendment
No. 22.

(p) Code of Ethics is incorporated by reference to Post-Effective
Amendment No. 27 to the Registration Statement filed on
March 27, 2000 (Post-Effective Amendment No. 27).

Item 24.	Persons Controlled by or under Common
Control with Registrant

		None

Item 25.	Indemnification

	The response to this item is incorporated by reference to Pre-Effective Amendment No. 1.

Item 26(a).	Business and Other Connections of Investment
Adviser

Investment Adviser - SSB Citi Fund Management LLC ("SSB
Citi")
(successor to SSBC Fund Management Inc.) was incorporated in
March 1968 under the laws of the State of Delaware.

On September 21, 1999, SSB Citi was converted into a
Delaware Limited
Liability Company. SSB Citi is a wholly owned subsidiary of Salomon
Smith Barney Holdings Inc. (formerly known as
Smith Barney Holdings Inc.), which in turn is a wholly owned subsidiary of Citigroup Inc. (formerly known as Travelers
Group Inc.). SSB Citi is registered as an investment adviser under the
Investment Advisers Act of 1940 (the "Advisers Act") and has, through its predecessors, been in the investment counseling business since 1968.

SSB Citi serves as the Investment Adviser and Administrator for Smith Barney Intermediate Maturity California
Fund and Smith Barney Intermediate Maturity New York
Fund and Investment Manager for Smith Barney Large
Capitalization Growth Fund and Smith Barney Mid Cap Blend
Fund.
SSB Citi also serves as the administrator to the Smith
Barney S&P 500
Index Fund, the Smith Barney U.S. 5000 Index Fund and the
Smith Barney EAFE Index Fund.

The list required by this Item 26 of officers and directors of SSB
Citi together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two fiscal years, is incorporated by reference to Schedules A and D of FORM ADV filed by SSB Citi pursuant to the Advisers Act (SEC File No. 801-8314).

Investment Adviser - Travelers Investment Management
Company. (TIMCO). TIMCO serves as the investment adviser for Smith Barney S&P 500 Index Fund pursuant to a written agreement (the Advisory Agreement). TIMCO was incorporated on August 31, 1967 under the laws of the State of Connecticut. TIMCO is a wholly owned subsidiary of Holdings, which in turn is a wholly owned subsidiary of Citigroup.

TIMCO is registered as an investment adviser under the Investment Advisers Act of 1940 (the Advisers
Act) since 1971 and has, through its predecessors, been in the investment counseling business since
1967.

The list required by this Item 26 of the officers and directors of TIMCO together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two fiscal years, is incorporated by reference to Schedules A and D of FORM ADV filed by SSBC pursuant to the Advisers Act (SEC File No.801-07212).


Item 27.	Principal Underwriters

(a) Salomon Smith Barney, Inc. ("Salomon Smith Barney") the Registrant's Distributor, is also the distributor for the following Smith Barney funds: Smith Barney
Investment Series, Consulting Group Capital Markets Funds,
Greenwich Street Series Fund,
Smith Barney Adjustable Rate Government Income
Fund, Smith Barney Aggressive Growth Fund Inc., Smith Barney Appreciation Fund Inc., Smith Barney Arizona Municipals Fund Inc., Smith Barney California Municipals Fund Inc., Smith Barney
Allocation Series Inc., Smith Barney Equity Funds, Smith Barney Fundamental Value Fund Inc., Smith Barney Funds, Inc., Smith Barney Income Funds, Smith Barney Institutional Cash Management Fund, Inc., Smith Barney Investment Funds Inc., Smith Barney Investment Trust, Smith Barney Managed Governments Fund Inc., Smith Barney Managed Municipals Fund Inc., Smith Barney Massachusetts Municipals Fund, Smith Barney Money Funds, Inc., Smith Barney Muni Funds, Smith
Barney New Jersey Municipals Fund Inc., Smith Barney Oregon Municipals Fund Inc., Smith Barney Principal Return Fund,
Smith Barney Sector Series Fund Inc.,
Smith Barney Small Cap Core Fund, Inc., Smith
Barney Telecommunications Trust, Smith Barney Variable Account Funds, Smith Barney World Funds, Inc., Travelers Series Fund Inc., and various series of unit investment trusts.

In addition, Salomon Smith Barney is also the distributor for the Centurion Funds, Inc.


PFS Distributors, Inc., ("PFS Distributors"), a Distributor of the Registrant, is also a distributor for the following Smith Barney funds:

Smith Barney Investment Series,
Smith Barney Aggressive Growth Fund Inc.,
Smith Barney Appreciation Fund Inc.,
Smith Barney Allocation Series Inc.,
Smith Barney Equity Funds,
Smith Barney Fundamental Value Fund Inc.
Smith Barney Income Funds,
Smith Barney Investment Funds Inc.,
Smith Barney Managed Municipals Fund Inc.,
Smith Barney Money Funds, Inc.

(b)	The information required by this Item 27 with respect to each director and officer of Salomon Smith Barney is incorporated by reference to Schedule A of Form BD filed by Salomon Smith Barney pursuant to the Securities and Exchange Act of 1934 (File No. 8-32417).

The information required by this Item 27 with respect to each director, officer and partner of PFS Distributors is incorporated by reference to Schedule A of Form BD filed by PFS Distributors pursuant to the Securities
Exchange Act of 1934 (SEC File No. 8-37352).


(c)	Not applicable.


Item 28.  Location of Accounts and Records

(1) 	Smith Barney Investment Trust
	7 World Trade Center, 39th Floor
	New York, New York 10048

(2) With respect to the Registrant's Manager and Administrator:
SSB Citi Fund Management LLC
	7 World Trade Center, 39th Floor
	New York, New York  10048

(3)	With respect to the Registrant's Investment
Adviser:
Travelers Investment Management Company
	One Tower Square
	Hartford, CT 06183
	(For Smith Barney S&P 500 Index Fund)


(4)	With respect to the Registrant's Custodian:

(a)	PFPC Trust Company
(successor by assignment from
PNC Bank, National Association)
	8800 Tinicum Boulevard
	Philadelphia, Pennsylvania 19153

	(Custodian for Smith Barney Intermediate Maturity
	California Municipals Fund, Smith Barney
Intermediate
	Maturity New York Municipals Fund, Smith Barney
Large Capitalization Growth Fund and Smith Barney
Mid Cap Blend Fund and Smith Barney S&P 500
Index Fund)

(b)	Investors Bank and Trust Company
	200 Clarendon Street
	Boston, Massachusetts  02117-9130

	(Custodian for Smith Barney U.S. 5000 Index Fund and
	Smith Barney EAFE Index Fund)

(5)	With respect to the Registrant's Sub-Transfer
Agent:
PFPC Global Fund Services
	P.O. Box 9699
Providence, Rhode Island  02940-9699

With respect to the Registrant's Sub-Transfer Agent only in connection with Smith Barney Mid Cap Core Fund:

PFS Shareholder Services
3100 Breckinridge Boulevard, Building 200
Duluth, Georgia 30099-0062


(6) 	With respect to the Registrant's Co-Distributors:
Salomon Smith Barney Inc.
7 World Trade Center
New York, New York  10048

PFS Distributors, Inc.
3100 Breckinridge Boulevard, Building 200
Duluth, Georgia 30099-0062

Item 29. Management Services

	Not Applicable.

Item 30. Undertakings

Not applicable




SIGNATURES

	Pursuant to the requirements of the Securities
Act of 1933, and the Investment Company Act of 1940,
the Fund certifies that it meets all of the requirements
for effectiveness
of this registration statement under rule 485(b) under
the Securities
Act and has duly caused this registration statement to be
signed
on its behalf by the undersigned, thereto duly
authorized in the City of New York, in the State of
New York on the    15th day of February, 2001.

SMITH BARNEY INVESTMENT TRUST

/s/Heath B. McLendon
Heath B. McLendon,
Chief Executive Officer

	Pursuant to the requirements of the Securities
Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the date indicated.

Signature			Title
	Date
/s/Heath B. McLendon	Chairman of the Board
	   2/15/01
Heath B. McLendon		(Chief Executive Officer)
				and President

/s/Lewis E. Daidone	Treasurer
	   2/15/01
Lewis E. Daidone		(Chief Financial and
				Accounting Officer)

/s/Herbert Barg*			Trustee
	   2/15/01
Herbert Barg

/s/Alfred J. Bianchetti*		Trustee
		   2/15/01
Alfred J. Bianchetti

/s/Martin Brody*			Trustee
	    2/15/01
Martin Brody

/s/Dwight B. Crane*			Trustee
		   2/15/01
Dwight B. Crane

/s/Burt N. Dorsett*			Trustee
		   2/15/01
Burt N. Dorsett


/s/Elliot S. Jaffe*			Trustee
		   2/15/01
Elliot S. Jaffe

/s/Stephen E. Kaufman*		Trustee
	   2/15/01
Stephen E. Kaufman

/s/Joseph J. McCann*			Trustee
		   2/15/01
Joseph J. McCann

/s/Cornelius C. Rose, Jr.*		Trustee
		   2/15/01
Cornelius C. Rose, Jr.

_________________________________________________________
____________
* Signed by Heath B. McLendon, their duly authorized attorney-in-fact, pursuant to power of attorney dated July 16, 2000.

/s/ Heath B. McLendon
Heath B. McLendon



EXHIBIT INDEX




Exhibit No.		Exhibit